Stock-based Compensation - Summary of Additional Information Relating to Service-based Options (Details) - Service-based Stock Options - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 287	$ 4,286	$ 503
Intrinsic value of options exercised		$ 2,486	$ 12
Weighted-average grant date fair value of options granted (per share)	$ 0.60	$ 5.07	$ 0.99